Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 340,887
Fair value	346,841
Amount at which shown in the Balance Sheet	346,841
U.S. government agencies and authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	70,790
Fair value	73,846
Amount at which shown in the Balance Sheet	73,846
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	2,499
Fair value	2,769
Amount at which shown in the Balance Sheet	2,769
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	4,999
Fair value	5,164
Amount at which shown in the Balance Sheet	5,164
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	14,960
Fair value	15,994
Amount at which shown in the Balance Sheet	15,994
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	175,226
Fair value	175,983
Amount at which shown in the Balance Sheet	175,983
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	13,866
Fair value	14,450
Amount at which shown in the Balance Sheet	14,450
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	2,588
Fair value	2,676
Amount at which shown in the Balance Sheet	2,676
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	284,928
Fair value	290,882
Amount at which shown in the Balance Sheet	290,882
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	55,959
Fair value	55,959
Amount at which shown in the Balance Sheet	$ 55,959